NYSE Euronext

[redacted]

10013417

Received SEC
SEP 07 2010
Washington, DC 20549

Edwin Mecabe
Managing Director
Corporate Actions and Market Watch

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
emecabe@nyx.com

CertNYS
001-33916

September 7, 2010

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, GEROVA FINANCIAL GROUP, LTD., Ordinary Shares, $.0001 par value, Ordinary Share Purchase Warrants (Expiring January 16, 2014) and Units, each consisting of one Ordinary Share and two Warrants (Expiring January 16, 2014), and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on September 7, 2010. Tentative listing date – September 8, 2010.

Sincerely,

[signature]